OTHER EXPENSES - (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
OTHER EXPENSES
Employee Expense Included in Administrative Expenses	$ 17.0	$ 17.2	$ 30.6	$ 32.5
Employee Expense Included in Selling and Marketing Expenses	$ 34.6	$ 39.8	$ 66.1	$ 81.3